Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Changes in Accumulated Other Comprehensive (Loss) Income by Component, Net of Tax of Nil

The changes in accumulated other comprehensive (loss) income by component, net of tax of nil, were as follows:

Foreign currency translation
RMB
Balance as of January 1, 2016	(24,236)
Current year other comprehensive income	142,526

Balance as of December 31, 2016	118,290
Current year other comprehensive loss	(120,963)

Balance as of December 31, 2017	(2,673)
Current year other comprehensive income	88,652

Balance as of December 31, 2018	85,979

Balance as of December 31, 2018, in US$	12,505